Cost Method Investments - Additional Information (Detail) (USD $)	12 Months Ended	1 Months Ended
	Dec. 31, 2012	Oct. 31, 2012	Oct. 31, 2010	Dec. 31, 2014	Dec. 31, 2013	Jan. 04, 2010
Schedule of Cost-method Investments [Line Items]
Purchase of equity method investment	$ 820,000
Open V China Holdings Company
Schedule of Cost-method Investments [Line Items]
Purchase of cost method investment						5,000,000
Equity interest in cost method investments, percentage				10.71%		11.50%
Impairment loss of cost method investment			5,000,000
Share repurchased of cost method investment		460,080
Cost method investments, carrying amount	0			0	0
Purchase of equity method investment		$ 820,000